UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10201

The Appleton Funds
(Exact name of registrant as specified in charter)

One Post Office Square, 6th Floor
Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

James I. Ladge
Appleton Partners, Inc.
One Post Office Square, 6th Floor
Boston, Massachusetts 02109
(Name and address of agent for service)

617-338-0700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Appleton Equity Growth Fund
Schedule of Investments
September 30, 2013 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS ― 96.2%
	CONSUMER DISCRETIONARY ― 14.0%
7,500	Dunkin' Brands Group, Inc.	$339,450
6,000	GNC Holdings, Inc.	327,780
5,000	Home Depot, Inc.	379,250
3,175	McDonald's Corp.	305,467
500	Priceline.com, Inc. *	505,475
7,000	TJX Companies, Inc.	394,730
		2,252,152
	CONSUMER STAPLES ― 10.0%
5,600	Church & Dwight Co., Inc.	336,280
5,700	Colgate-Palmolive Co.	338,010
3,500	Costco Wholesale Corp.	402,920
7,650	Mondelez International, Inc.	240,363
3,700	PepsiCo, Inc.	294,150
		1,611,723
	ENERGY ― 7.2%
2,000	Continental Resources, Inc. *	214,520
1,500	Core Laboratories N.V.	253,815
6,700	Halliburton Co.	322,605
4,250	Schlumberger Ltd.	375,530
		1,166,470
	FINANCIALS ― 14.4%
4,100	American Tower Corp.	303,933
23,000	Bank Of America Corp.	317,400
6,250	Citigroup, Inc.	303,187
2,400	Goldman Sachs Group, Inc.	379,704
7,000	JPMorgan Chase & Co.	361,830
4,000	T. Rowe Price Group, Inc.	287,720
9,000	Wells Fargo & Co.	371,880
		2,325,654
	HEALTH CARE ― 11.9%
7,300	Abbott Laboratories	242,287
6,700	AbbVie, Inc.	299,691
2,900	Amgen, Inc.	324,626
7,950	Cerner Corp. *	417,773
5,300	Express Scripts Holding Co. *	327,434
2,400	Perrigo Co.	296,112
		1,907,923
	INDUSTRIALS ― 13.3%
3,700	Caterpillar, Inc.	308,469
5,750	Chicago Bridge & Iron Company N.V.	389,677
1,300	Precision Castparts Corp.	295,412
2,850	Roper Industries, Inc.	378,679
1,350	W.W. Grainger, Inc.	353,309
6,500	Wabtec Corp.	408,655
		2,134,201

		INFORMATION TECHNOLOGY ― 19.5%
3,975		3D Systems Corp. *	214,610
3,000		ANSYS, Inc. *	259,560
1,145		Apple, Inc.	545,879
6,750		Facebook, Inc. *	339,120
400		Google, Inc. *	350,364
1,950		International Business Machines Corp.	361,101
4,250		QUALCOMM, Inc.	286,280
6,000		Verisign, Inc. *	305,340
2,500		Visa, Inc.	477,750
			3,140,004
		MATERIALS ― 3.8%
3,600		Ecolab, Inc.	355,536
2,175		Praxair, Inc.	261,457
			616,993
		TELECOMMUNICATION SERVICES ― 2.1%
7,150		Verizon Communications, Inc.	333,619
		TOTAL COMMON STOCKS (COST $10,374,857)	$15,488,739

		MONEY MARKET FUNDS ― 3.7%
593,953		Fidelity Money Market Portfolio Select Class, 0.01% (a)	$593,953
		TOTAL MONEY MARKET FUNDS (COST $593,953)	$593,953

		TOTAL INVESTMENT SECURITIES ― 99.9% (Cost $10,968,810)	$16,082,692
		OTHER ASSETS IN EXCESS OF LIABILITIES ― 0.1%	12,445
		NET ASSETS ― 100.0%	$16,095,137

	Percentages are stated as a percent of net assets.
	*	Non-income producing.
	(a)	Represents annualized seven-day yield at September 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

APPLETON EQUITY GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Securities valuation – The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The strategy of the Fund is to invest in Level 1 securities. The Fund’s Board of Trustees has adopted a Fair Valuation policy should there be an exception to this strategy and in that event, has delegated authority to the members of the Valuation Committee (“FVC”) to make fair value determinations. In the event it would be necessary to do so, the FVC would make fair value determinations and provide recommendations to the Board of Trustees. The FVC includes Grady Hedgespeth, Douglas Chamberlain, and James Ladge.

In the event that fair value determinations would be necessary, the FVC would follow fair valuation guidelines that contain standing recommendations, approved by the Board of Trustees. Fair valuation determinations made under standing recommendations would be reported on a regular, likely quarterly, basis, to the Board of Trustees. Pricing decisions, processes, and controls over fair value determinations would then be subject to internal and external reviews, by individuals connected with the management of the Fund, appointed in that event.

Fair valuation determinations that require greater levels of judgment would be referred to the FVC. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value. These inputs might include, but are not limited to, use of related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach, in which the anticipated future cash flows of the investment are discounted to calculate fair value, may also be used. In the event that the situation were to warrant it, discounts might also be applied due to the nature or duration of any restrictions on the disposition of the investments.

In the event it were necessary, the FVC would monitor the results of fair valuation determinations and regularly report the results to the Fund’s Board of Trustees. A description of the update process to fair valuation guidelines that may occur periodically based upon back-testing results or industry best practices would be determined at that time.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Total Investment in Securities*	$15,488,739	$593,953	$ -	$16,082,692

* Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Investments. Level 2 consists of a Money Market Fund. Please refer to the Schedule of Investments for industry classification of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the quarter ended September 30, 2013. There were no Level 3 securities held during the period.

Tax information – As of September 30, 2013, the Fund’s Federal tax cost of investments was $10,968,810 resulting in net unrealized appreciation of $5,113,882 derived from $5,133,654 of gross unrealized appreciation less $19,772 of gross unrealized depreciation.  Because tax adjustments are calculated annually, the preceding information reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Appleton Funds

            By (Signature and Title)            /s/ James I. Ladge
  James I. Ladge,
                                                      President and Treasurer

Date            November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ James I. Ladge
                  James I. Ladge,
                                                      President and Treasurer

Date            November 19, 2013